SUBSEQUENT EVENTS (Details)	1 Months Ended								3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($) shares	Feb. 29, 2016 NOK shares	Jan. 31, 2016 USD ($)	May. 31, 2015 USD ($)	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Mar. 31, 2016 USD ($)	Mar. 31, 2016 NOK	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Feb. 01, 2016 USD ($) $ / shares shares	Feb. 01, 2016 NOK / shares	Sep. 30, 2015 shares	Mar. 31, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares shares	May. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)
Subsequent Event [Line Items]
Common Stock, Value, Authorized																		$ 2,000,000	$ 500,000
Common Stock, Shares Authorized | shares												500,000,000	200,000,000			500,000,000		200,000,000	50,000,000
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.01	$ 0.01					$ 0.01	$ 0.01
Percentage of debt guaranteed for joint venture												50.00%
Repayments of Debt												$ 244,338,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt margin									4.25%	4.25%
Free Projected Cash Anticipated, Loan Amendment	$ 25,000,000
Number of Delayed Newbuildings Period									2	2
Debt instrument, face amount														$ 22,000,000
Reduced Time Charter Daily Rates | NOK										NOK 11,200
Time Charter Daily Rates | NOK										NOK 13,200
Reduced time charter rate period									2 years	2 years
Maximum reimbursed amount	1,750,000
Private Placement Shares US trading restriction period		6 months	6 months
Deferral of Loan Repayments	113,900,000
Minimum Value Covenant											100.00%
Debt Instrument, Average Basis Spread on Variable Rate									2.30%	2.30%
Repayments of Debt	$ 4,200,000
Number of facilities in breach of covenants	2
Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.01
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Value, Authorized														$ 6,000,000.00
Common Stock, Shares Authorized | shares														600,000,000
Common Stock, Par or Stated Value Per Share | $ / shares														$ 0.01
Common Stock [Member] | Subsequent Offering [Member]
Subsequent Event [Line Items]
Proceeds from (Repurchase of) Equity		$ 8,000,000	NOK 67,000,000
Stock Issued During Period, Shares, New Issues | shares		13,369,291	13,369,291
Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from (Repurchase of) Equity		$ 200,000,000	NOK 1,700,000,000
Stock Issued During Period, Shares, New Issues | shares		343,684,000	343,684,000
Shares Issued, Price Per Share | NOK / shares															NOK 5.00
Term Loan Facility of $425 Million [Member]
Subsequent Event [Line Items]
Debt instrument, face amount												$ 425,000,000
Minimum Value Covenant												70.00%				55.00%
Term Loan Facility of $425 Million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels remaining to be financed	9
Term Loan Facility of $33.93 Million [Member]
Subsequent Event [Line Items]
Debt instrument, face amount												$ 33,930,000
Term Loan Facility of $82.5 Million [Member]
Subsequent Event [Line Items]
Debt instrument, face amount												82,500,000
Repayments of Debt					$ 17,700,000
Term Loan Facility of $82.5 Million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Debt	$ 2,000,000
Term Loan Facility of $284 Million [Member]
Subsequent Event [Line Items]
Debt instrument, face amount												284,000,000
$425M Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																		$ 425,000,000
$425M Term Loan Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt		$ 25,000,000		$ 117,200,000
Term Loan Facility of $420 Million [Member]
Subsequent Event [Line Items]
Debt instrument, face amount												420,000,000
Repayments of Debt												$ 17,600,000
Term Loan Facility of $420 Million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Debt	$ 2,200,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																	$ 200,000,000			$ 200,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 19.93					$ 19.93
Repayments of Debt												$ 0	$ 0
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount														$ 200,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 17.63
Capesize Chartering Ltd [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage																	20.00%
Number of joint venture partners												5
Capesize Chartering Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage														20.00%
Number of joint venture partners		4	4
Golden Barnet, Golden Bexley, Golden Scape and Golden Swift [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Newbuilding installments									$ 112,600,000
KSL Caribbean [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Newbuilding installments									$ 33,400,000
Time Charter Period Maximum									12 months	12 months
Proceeds from sale of vessels									$ 46,200,000
Scenario, Plan [Member] | Common Stock [Member] | Subsequent Offering [Member]
Subsequent Event [Line Items]
Proceeds from (Repurchase of) Equity		$ 20,000,000	NOK 172,000,000
Stock Issued During Period, Shares, New Issues | shares		34,368,400	34,368,400
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels											$ 92,400,000
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Vesting rate						33.33%	33.33%	33.33%				33.33%